CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)		Dec. 31, 2018 USD ($)		Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash flows from operating activities
Net income	¥ 2,115,697		$ 307,714		¥ 2,508,391	¥ 1,511,576
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	150,991		21,961		176,715	173,625
Amortization of acquired intangible assets and land use rights	69,095		10,049		62,419	100,892
Allowance for doubtful accounts	54,073		7,865		15,106	45,914
Loss (gain) on disposal of property and equipment	(799)		(116)		17,620	891
Impairment of investments	35,348		5,141		43,205	80,104
Impairment of intangible assets	0		0		0	3,828
Impairment of goodwill	0	[1]	0	[1]	2,527	17,665	[1],[2]
Share-based compensation	648,025		94,251		257,661	157,286
Share of income in equity method investments, net of income taxes	(58,933)		(8,571)		(33,024)	(8,279)
Gain on deemed disposal and disposal of investments	(16,178)		(2,353)		(45,861)	(25,061)
Gain on deconsolidation and disposal of subsidiaries	0		0		(37,989)	(103,960)
Deferred income taxes, net	49,646		7,221		3,919	(7,768)
Foreign currency exchange (gains) losses, net	514		75		2,176	(1,158)
Investment income	(17,093)		(2,486)		0	0
Gain on fair value changes of investments	(1,689,404)		(245,714)		0	0
Fair value loss on derivative liabilities	2,285,223		332,372		0	0
Changes in operating assets and liabilities, net of business acquisition and disposal of subsidiaries
Accounts receivable	(45,682)		(6,644)		18,383	(34,293)
Interest receivables recorded in financing receivables	(832)		(121)		0	0
Prepayments and other assets	(380,834)		(55,391)		(48,277)	(97,888)
Amounts due from related parties	486		71		155	1,839
Inventory	315		46		1,434	680
Amounts due to related parties	(1,896)		(276)		(18,615)	66,328
Accounts payable	8,699		1,265		(39,060)	36,888
Deferred revenue	227,564		33,098		366,634	81,513
Advances from customers	21,284		3,096		24,254	10,783
Income taxes payable	62,520		9,093		5,544	33,351
Accrued liabilities and other current liabilities	946,985		137,733		435,135	376,379
Net cash provided by operating activities	4,464,814		649,379		3,718,452	2,421,135
Cash flows from investing activities
Placements of short-term deposits	(9,512,818)		(1,383,582)		(9,667,447)	(8,027,325)
Maturities of short-term deposits	8,649,150		1,257,967		7,361,225	6,324,897
Placements of long-term deposits	(1,000,000)		(145,444)		0	0
Placements of short-term investments	(3,505,075)		(509,792)		(189,550)	0
Maturities of short-term investments	2,667,665		387,996		65,000	0
Purchase of property and equipment	(333,994)		(48,577)		(397,327)	(162,395)
Purchase of intangible assets and land use right	(58,838)		(8,558)		(17,749)	(70,029)
Purchase of other non-current assets	0		0		(82,645)	(5,403)
Prepayments for investments	(67,250)		(9,781)		0	0
Cash paid for investments	(2,335,537)		(339,690)		(325,647)	(197,244)
Cash received from disposal of investments	718,476		104,498		86,714	22,608
Cash dividend received from an equity investee	6,125		891		0	6,720
Acquisition of businesses, net of cash and cash equivalents acquired	0		0		(6,161)	(1,946)
Deconsolidation and disposal of subsidiaries, net of cash disposed	0		0		117,005	(5,370)
Payments on behalf of related parties, net of repayment	2,543		370		23,116	(10,699)
Loans to related parties	(188,000)		(27,343)		(24,962)	(44,500)
Repayments of loans from related parties	20,000		2,909		35,462	0
Loans to employees and third parties	(282,031)		(41,020)		(20,550)	(6,605)
Repayments of loans from employees and third parties	35,067		5,100		4,641	4,751
Payments to originate financing receivables	(1,458,012)		(212,059)		0	0
Principal collection from financing receivables	346,028		50,328		0	0
Proceeds from disposal of property and equipment	1,115		161		1,359	181
Net cash used in investing activities	(6,295,386)		(915,626)		(3,037,516)	(2,172,359)
Cash flows from financing activities
Proceeds from exercise of vested share options	7		1		20	9
Capital contributions from the non-controlling interests shareholders	658		96		64,875	10,642
Capital contributions from mezzanine equity holders	3,231,261		469,967		509,535	0
Proceeds from issuance of subsidiary's ordinary shares upon its Initial Public Offering	1,207,749		175,660		0	0
Acquisition of subsidiary's shares from mezzanine equity holders	(30,000)		(4,363)		0	0
Partial disposal of subsidiary's interests to non-controlling interest shareholders	378,548		55,058		0	0
Proceeds from bank borrowings	691,612		100,591		621,118	0
Repayment of bank borrowings	(1,308,092)		(190,254)		0	0
Proceeds from issuance of common shares, net of issuance cost	(4,473)		(651)		2,950,607	0
Repayment of convertible bonds	0		0		(2,753,630)	0
Net cash provided by financing activities	4,167,270		606,105		1,392,525	10,651
Net increase in cash, and cash equivalents and restricted cash	2,336,698		339,858		2,073,461	259,427
Cash, cash equivalents and restricted cash at the beginning of the year	3,617,432		526,134		1,579,743	1,318,155
Effect of exchange rate changes on cash, and cash equivalents and restricted cash	50,101		7,287		(35,772)	2,161
Cash, cash equivalents and restricted cash at the end of the year	6,004,231		873,279		3,617,432	1,579,743
Supplemental disclosure of cash flows information:
—Cash paid for interest, net of amounts capitalized	(9,354)		(1,360)		(41,729)	(59,884)
—Income taxes paid	(365,541)		(53,166)		(406,348)	(254,931)
Supplemental disclosures of non-cash investing and financing activities:
—Acquisition of property and equipment	64,041		9,314		16,865	37,649
—Conversion of subsidiary's preferred shares to ordinary shares	6,290,417		914,903		0	0
—Amounts receivable from issuance of subsidiary's preferred shares	102,951		14,974		0	0
—Disposal of subsidiaries and investments	¥ 77,423		$ 11,261		¥ 7,986	¥ 153,310

[1]	Share-based compensation was allocated in cost of revenues and operating expenses as follows:RMB RMB RMB US$ Cost of revenues 15,894 42,759 74,339 10,812 Research and development expenses 78,816 122,348 225,173 32,750 Sales and marketing expenses 3,107 4,417 5,723 832 General and administrative expenses 59,469 88,137 342,790 49,857
[2]	Share-based compensation was allocated in cost of revenues and operating expenses as follows: YY Live Huya 100 Education Total RMB RMB RMB RMB Cost of revenues 9,893 5,677 324 15,894 Research and development expenses 53,085 19,538 6,193 78,816 Sales and marketing expenses 2,781 326 - 3,107 General and administrative expenses 19,523 26,557 13,389 59,469